Derivatives, Net Gains (Losses) in Income related to Fair Value Hedges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	$ 1,309	$ 1,467	$ 1,573
Gains (losses) recorded in noninterest income recognized on derivatives	(2,727)	390	2,157
Gains (losses) recorded in noninterest income recognized on hedged item	2,361	(357)	(1,998)
Net recognized on fair value hedges (ineffective portion)	(366)	33	159
Available for sale Securities [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(584)	(457)	(451)
Gains (losses) recorded in noninterest income recognized on derivatives	1,889	(22)	(1,298)
Gains (losses) recorded in noninterest income recognized on hedged item	(1,874)	17	1,232
Net recognized on fair value hedges (ineffective portion)	15	(5)	(66)
Available for sale Securities [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(8)	(5)	(11)
Gains (losses) recorded in noninterest income recognized on derivatives	(49)	39	168
Gains (losses) recorded in noninterest income recognized on hedged item	49	(3)	(186)
Net recognized on fair value hedges (ineffective portion)	0	36	(18)
Long-term debt [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	1,632	1,685	1,659
Gains (losses) recorded in noninterest income recognized on derivatives	(3,767)	(179)	2,796
Gains (losses) recorded in noninterest income recognized on hedged item	3,521	233	(2,616)
Net recognized on fair value hedges (ineffective portion)	(246)	54	180
Long-term debt [Member] | Foreign Exchange Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	280	248	376
Gains (losses) recorded in noninterest income recognized on derivatives	(847)	567	512
Gains (losses) recorded in noninterest income recognized on hedged item	722	(610)	(445)
Net recognized on fair value hedges (ineffective portion)	(125)	(43)	67
Mortgages held for sale [Member] | Interest Rate Contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives In Fair Value Hedging Relationships [Abstract]
Net interest income (expense) recognized on derivatives	(11)	(4)	0
Gains (losses) recorded in noninterest income recognized on derivatives	47	(15)	(21)
Gains (losses) recorded in noninterest income recognized on hedged item	(57)	6	17
Net recognized on fair value hedges (ineffective portion)	$ (10)	$ (9)	$ (4)